Capital Stock - Initial Public Offering (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 16, 2013
Class of Stock [Line Items]
Underwriting discounts and commissions	$ 5,959	$ 1,826	$ 0
Treasury stock balance	0	1,820
IPO
Class of Stock [Line Items]
Proceeds from the initial public offering				130,640
Underwriting discounts and commissions				6,712
Common stock | IPO
Class of Stock [Line Items]
Issuance of stock (in shares)				8,165,000
Share price				$ 16
Underwriting discounts and commissions				3,259
Treasury stock reissued as part of the initial public offering (in shares)				591,554
Treasury stock reissued as part of the initial public offering				$ 1,707
Common stock | Over-allotment option
Class of Stock [Line Items]
Issuance of stock (in shares)				1,065,000